FAIR VALUE MEASUREMENTS (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 6,891,353	$ 5,028,513
Fair Value, Inputs, Level 1 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	6,891,353	5,028,513
Fair Value, Inputs, Level 3 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,725,179	8,099,464
Loans With Impairment [Member] | Commercial Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,028,534	1,170,467
Loans With Impairment [Member] | Construction and Land Development [Member]
Assets, Fair Value Disclosure, Nonrecurring		1,313,550
Loans With Impairment [Member] | Residential Mortgage [Member]
Assets, Fair Value Disclosure, Nonrecurring	602,290	505,206
Loans With Impairment [Member] | Commercial Loan [Member]
Assets, Fair Value Disclosure, Nonrecurring	94,355	5,110,241
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member] | Construction and Land Development [Member]
Assets, Fair Value Disclosure, Nonrecurring		0
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Mortgage [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Loan [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,725,179	8,099,464
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,028,534	1,170,467
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member] | Construction and Land Development [Member]
Assets, Fair Value Disclosure, Nonrecurring		1,313,550
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Mortgage [Member]
Assets, Fair Value Disclosure, Nonrecurring	602,290	505,206
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Loan [Member]
Assets, Fair Value Disclosure, Nonrecurring	94,355	5,110,241
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member] | Construction and Land Development [Member]
Assets, Fair Value Disclosure, Nonrecurring		0
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Loan [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 0	$ 0